GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL.
GOODWILL

6.           GOODWILL

All goodwill is allocated to the product sales reporting unit. As of December 31, 2023 and 2024, the carrying amount of goodwill were $27,393 and $26,663, respectively. For the years ended December 31, 2023 and 2024, the carrying amount of goodwill decreased by $784 and $730, respectively, attributable to foreign currency translation adjustments recognized within accumulated other comprehensive loss.